Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 412,000
Previously Paid Amount	0.00
Total Fee Amount	35.84
Total Offset Amount	0.00
Net Fee	35.84
Narrative - Max Aggregate Offering Price	$ 412,000
Final Prospectus	true